Commitments - Schedule of Future Minimum Lease Payment (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments [abstract]
2019	$ 1,253
2020	1,039
2021	1,052
2022	841
2023	618
Thereafter	261
Total	$ 5,064